Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of income tax provision

	2022		2021		2020
Income taxes, current (1)	Ps.	(2,384,491)	Ps.	(1,356,052)	Ps.	(2,262,956)
Income taxes, deferred		3,611,953		(317,002)		1,404,061
	Ps.	1,227,462	Ps.	(1,673,054)	Ps.	(858,895)

(1)	The current income tax of Mexican companies payable in Mexico represented 90%, 96% and 93% of total current income taxes in 2022, 2021 and 2020, respectively.

Schedule of maturities of income tax payable	Maturities of income tax payable as of December 31, 2022, in connection with the 2014 Mexican Tax Reform, are as follows:

2023	Ps.	183,256
	Ps.	183,256

Schedule of principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes

	%	%	%
	2022	2021	2020
Statutory income tax rate	(30)	30	30
Differences between accounting and tax bases, including tax inflation gain that is not recognized for accounting purposes	17	20	25
Tax loss carryforwards	(6)	4	7
2014 Tax Reform	1	—	—
Foreign operations	7	(1)	(2)
Disposition of investments	—	(3)	—
Disposition of Radiópolis	—	—	3
Share of income in associates and joint ventures, net	13	6	2
(Reversal of impairment) Impairment loss in investment in shares of TelevisaUnivision	(2)	(8)	30
Discontinued operations	(10)	—	—
Effective income tax rate	(10)	48	95

Schedule of years of expiration of tax loss carry forwards

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2023	Ps.	4,051
2024		266,660
2025		3,283,424
2026		5,291,187
2027		426,624
Thereafter		9,550,617
	Ps.	18,822,563

Schedule of deferred income taxes

	2022		2021
Assets:
Accrued liabilities	Ps.	4,323,561	Ps.	7,128,606
Loss allowance		607,773		946,559
Customer advances		2,335,751		1,854,424
Derivative financial instruments		—		615
Property, plant and equipment, net		3,923,889		3,704,746
Prepaid expenses and other items		—		4,508,914
Tax loss carryforwards:
Operating		4,552,116		6,240,930
Capital (1)		5,564,452		5,160,921
Tax credit carryforward (2)		—		5,738,832

Liabilities:
Investments		(700,285)		(1,733,507)
Prepaid expenses and other items		(560,183)		—
Derivative financial instruments		(130,879)		—
Intangible assets and transmission rights		(2,642,515)		(2,807,484)
Deferred income tax assets of Mexican companies		17,273,680		30,743,556
Deferred income tax assets of certain foreign subsidiaries		246,813		218,983
Deferred income tax assets, net	Ps.	17,520,493	Ps.	30,962,539

(1)	Includes the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.4,469,799 and Ps.4,145,649 in 2022 and 2021, respectively.
(2)	Tax credit carryforward derived from a capital reduction made by one of the Company’s subsidiaries in December 2021, which can be credited in a three-year period in accordance with applicable tax law.

The gross roll-forward of deferred income tax assets, net, is as follows:

	2022		2021
At January 1	Ps.	30,962,539	Ps.	26,213,382
Statement of income credit (charge)		3,611,953		(317,002)
Other comprehensive income (“OCI”) credit (charge)		145,406		(619,304)
Tax credit		—		5,738,832
Reserve for low value		—		(861)
Discontinued operations		(9,410,332)		(52,508)
Disposed operations		(7,789,073)		—
At December 31	Ps.	17,520,493	Ps.	30,962,539

The roll-forward of deferred income tax assets and liabilities for the year 2022, was as follows:

			Credit (Charge)		(Charge) to
			to Consolidated		Consolidated		Credit
			Statement of		Statement of		(Charge)
			Income		Income		to OCI and		Disposed
	At January 1,		(Continuing		(Discontinued		Retained		Operations		At December 31,
	2022		Operations)		Operations)		Earnings		(see Note 3)		2022
Assets:
Accrued liabilities	Ps.	7,128,606	Ps.	(2,805,045)	Ps.	—	Ps.	—	Ps.	—	Ps.	4,323,561
Loss allowance		946,559		(338,786)		—		—		—		607,773
Customer advances		1,854,424		1,283,170		(801,843)		—		—		2,335,751
Derivative financial instruments		615		(615)		—		—		—		—
Property, plant and equipment, net		3,704,746		219,143		—		—		—		3,923,889
Prepaid expenses and other items		4,508,914		(842,078)		(1,569,159)		(47,436)		(2,050,241)		—
Tax loss carryforwards		11,401,851		1,349,105		(2,634,388)		—		—		10,116,568
Deferred income tax assets of foreign subsidiaries		218,983		27,830		—		—		—		246,813
Tax Credit		5,738,832		—		—		—		(5,738,832)		—

Liabilities:
Investments		(1,733,507)		969,922		(248,284)		311,584		—		(700,285)
Prepaid expenses and other items		—		(560,183)		—		—		—		(560,183)
Derivative financial instruments		—		(12,137)		—		(118,742)		—		(130,879)
Intangible assets and transmission rights		(2,807,484)		4,321,627		(4,156,658)		—		—		(2,642,515)
Deferred income tax assets, net	Ps.	30,962,539	Ps.	3,611,953	Ps.	(9,410,332)	Ps.	145,406	Ps.	(7,789,073)	Ps.	17,520,493

The roll-forward of deferred income tax assets and liabilities for the year 2021, was as follows:

			Credit (Charge)		Credit (Charge)		Credit
			to Consolidated		to OCI and		(Charge)
	At January 1,		Statement of		Retained		to Other		At December 31,
	2021		Income		Earnings		Accounts		2021
Assets:
Accrued liabilities	Ps.	6,219,312	Ps.	909,294	Ps.	—	Ps.	—	Ps.	7,128,606
Loss allowance		1,235,658		(289,099)		—		—		946,559
Customer advances		1,600,334		254,090		—		—		1,854,424
Derivative financial instruments		972,991		(394,096)		(578,280)		—		615
Property, plant and equipment, net		2,084,550		1,620,196		—		—		3,704,746
Prepaid expenses and other items		5,868,717		(1,274,995)		(83,947)		(861)		4,508,914
Tax loss carryforwards		11,249,585		152,266		—		—		11,401,851
Deferred income tax assets of foreign subsidiaries		261,929		(42,946)		—		—		218,983
Tax Credit		—		—		—		5,738,832		5,738,832

Liabilities:
Investments		(729,910)		(1,046,520)		42,923		—		(1,733,507)
Intangible assets and transmission rights		(2,549,784)		(257,700)		—		—		(2,807,484)
Deferred income tax assets, net	Ps.	26,213,382	Ps.	(369,510)	Ps.	(619,304)	Ps.	5,737,971	Ps.	30,962,539

The tax (charge) credit relating to components of other comprehensive income (loss) is as follows:

	2022
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	158,119	Ps.	(47,436)	Ps.	110,683
Exchange differences on translating foreign operations		(143,156)		(978,527)		(1,121,683)
Derivative financial instruments cash flow hedges		395,807		(118,742)		277,065
Open-Ended Fund		(131,957)		39,587		(92,370)
Other equity instruments		(906,658)		271,997		(634,661)
Share of income or loss of associates and joint ventures		4,245,546		—		4,245,546
Other comprehensive income	Ps.	3,617,701	Ps.	(833,121)	Ps.	2,784,580
Current tax			Ps.	(978,527)
Deferred tax				145,406
			Ps.	(833,121)

	2021
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	279,825	Ps.	(83,947)	Ps.	195,878
Exchange differences on translating foreign operations		92,555		151,555		244,110
Derivative financial instruments cash flow hedges		1,927,601		(578,280)		1,349,321
Open-Ended Fund		(19,718)		5,915		(13,803)
Other equity instruments		(123,359)		37,008		(86,351)
Share of income or loss of associates and joint ventures		245,714		—		245,714
Other comprehensive income	Ps.	2,402,618	Ps.	(467,749)	Ps.	1,934,869
Current tax			Ps.	151,555
Deferred tax				(619,304)
			Ps.	(467,749)

	2020
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(344,313)	Ps.	103,294	Ps.	(241,019)
Exchange differences on translating foreign operations		133,522		408,221		541,743
Derivative financial instruments cash flow hedges		(1,370,145)		411,044		(959,101)
Warrants exercised for common stock of UHI		(21,899,164)		6,639,400		(15,259,764)
Open-Ended Fund		(904,423)		268,906		(635,517)
Other equity instruments		(353,496)		106,049		(247,447)
Share of loss of associates and joint ventures		(61,033)		—		(61,033)
Other comprehensive loss	Ps.	(24,799,052)	Ps.	7,936,914	Ps.	(16,862,138)
Current tax			Ps.	408,221
Deferred tax				7,528,693
			Ps.	7,936,914

Tax Reform 2014 [Member]
Income Taxes
Schedule of effects of income tax payable

	2022		2021
Tax losses of subsidiaries, net	Ps.	183,256	Ps.	771,873
Less: Current portion (a)		183,256		667,048
Non-current portion (b)	Ps.	—	Ps.	104,825

(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2022 and 2021.
(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2022 and 2021.